Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expense by nature
Staff costs	$ 178,893	$ 139,670	$ 111,306
Net (reversal of impairment)/impairment of property, plant and equipment and prepaid land rent	38,157	51,113	27,594
BRAZIL
Expense by nature
Indirect tax receivable	900	400	800
Cost of sales
Expense by nature
Tower repairs and maintenance	90,126	74,523	75,931
Power generation	419,151	267,044	216,030
Short term site rental	13,656	11,165	7,543
Short term other rent	2,813	3,419	3,085
Vehicle maintenance and repairs	1,968	2,754	2,754
Site regulatory permits	33,999	41,165	27,313
Security services	43,448	36,132	32,719
Insurance	5,109	4,156	4,695
Staff costs	33,229	26,323	24,588
Travel costs	5,343	7,155	4,313
Professional fees	3,460	3,385	2,457
Depreciation	411,925	330,799	367,007
Amortization	42,050	34,051	32,503
Net (reversal of impairment)/impairment of property, plant and equipment and prepaid land rent	38,157	51,113	27,594
Other	12,458	14,204	9,891
Total	$ 1,156,892	$ 907,388	$ 838,423